ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,162,424
Current year other comprehensive (loss) income	(768)	$ (9,750)	$ 4,498
Ending Balance	3,382,912	1,162,424
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5,449	15,199	10,701
Ending Balance	4,681	5,449	15,199
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5,400	18,269	0
Current year other comprehensive (loss) income	(4,419)	(12,869)	18,269
Ending Balance	981	5,400	18,269
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	49	(3,070)	10,701
Current year other comprehensive (loss) income	3,651	3,119	(13,771)
Ending Balance	$ 3,700	$ 49	$ (3,070)